Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net
Intangible assets, net

Note 8 – Intangible Assets, Net

Intangible assets, net, consisted of the following as of:

	December 31, 2021
				Remaining
				Weighted
	Gross		Net	Average
	Carrying	Accumulated	Carrying	Amortization
(in thousands)	Amount	Amortization	Value	Period
Trade name	$5,000	$(536)	$4,464	14.5 years
Site Host relationships	41,500	(6,777)	34,723	10.1 years
Customer relationships	19,000	(8,005)	10,995	3.2 years
Developed technology	14,000	(1,646)	12,354	12.5 years
User base	11,000	(1,309)	9,691	3.6 years
	$90,500	$(18,273)	$72,227

	December 31, 2020
				Remaining
				Weighted
	Gross		Net	Average
	Carrying	Accumulated	Carrying	Amortization
(in thousands)	Amount	Amortization	Value	Period
Trade name	$3,900	$(250)	$3,650	14.0 years
Site Host relationships	41,500	(3,319)	38,181	11.0 years
Customer relationships	19,000	(3,920)	15,080	3.8 years
Developed technology	11,800	(755)	11,045	14.0 years
	$76,200	$(8,244)	$67,956

Amortization of intangible assets was $10.2 million, $8.2 million and a de minimis amount for the year ended December 31, 2021, the period from January 16, 2020 through December 31, 2020 and the period from January 1, 2020 through January 15, 2020, respectively.

As of December 31, 2021, aggregate future amortization of amortizable intangible assets for the years ending December 31, is as follows:

	Trade	Host	Customer	Developed	User
(in thousands)	Name	Relationships	Relationships	Technology	Base	Total
2022	$315	$3,458	$4,085	$1,007	$2,750	$11,615
2023	315	3,458	4,085	1,007	2,750	11,615
2024	315	3,458	2,717	1,007	2,750	10,247
2025	315	3,458	108	1,007	1,441	6,329
2026	315	3,458	—	1,007	—	4,780
Thereafter	2,889	17,433	—	7,319	—	27,641
	$4,464	$34,723	$10,995	$12,354	$9,691	$72,227